Intangible Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite Lived Intangible Assets [Line Items]
Total amortization	$ 6,288	$ 25,350
Above Market Leases
Acquired Finite Lived Intangible Assets [Line Items]
Within one year	6,288
Year Two	$ 0